TRADE PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

8.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of as of June 30, 2021 and December 31, 2020 is as follows:

	06/30/2021	12/31/2020
Trade payables	12,303	13,017
Customer online wallets	3,951	4,103
Other current liabilities	2,387	2,014
Accruals	108	97
Total	18,749	19,231
Of which:
with related parties (Note 11)	2,978	1,479

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

The details of other current liabilities as of June 30, 2021 and December 31, 2020 is as follows:

	06/30/2021	12/31/2020
Accrued salaries	312	232
Current tax liabilities	1,678	1,510
Others	397	272
Total	2,387	2,014

As described in Note 6, the debt conversion into equity at June 30, 2021 through trade payables and other current liabilities amounted to 4.9 million euros. The most significant was one affecting the trade payables from Codere Online Management Services LTD amounting to 4.4 million euros.

Codere Online Business [Member]
Reserve Quantities [Line Items]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

12.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2020, 2019 and January 1, 2019 is as follows:

	12/31/2020	12/31/2019	01/01/2019
Trade payables	13,017	18,517	11,652
Customer online wallets	4,103	3,684	2,735
Other current liabilities	2,014	1,463	1,410
Accruals	97	87	17
Total	19,231	23,751	15,814
Of which:
with related parties (Note 15)	1,479	12,983	6,581

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2020, 2019 and January 1, 2019 is as follows:

	12/31/2020	12/31/2019	01/01/2019
Accrued salaries	232	238	341
Current gaming tax liabilities	1,510	—	1,069
Others	272	1,225	—
Total	2,014	1,463	1,410

(Thousands of Euros)